Property and equipment (Details) - Schedule of Depreciation is Included in the Consolidated Statement of Loss - Property and Equipment [Member] - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and equipment (Details) - Schedule of Depreciation is Included in the Consolidated Statement of Loss [Line Items]
Cost of sales	$ 214,828	$ 157,819	$ 142,870
Marketing and product management	1,686	624	18,338
General and administrative expenses	794,273	1,108,835	926,354
Research and development costs	263,810	181,589	45,271
Total	$ 1,274,597	$ 1,448,867	$ 1,132,833